Fixed assets	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Fixed assets
Note 13 - Fixed assets

		Real estate		Other fixed assets
Fixed Assets (1)	Fixed assets under construction	Land	Buildings	Improvements	Installations	Furniture and equipment	Data processing systems	Other (communication, security and transportation)	Total
Annual depreciation rates			4%	10%	10% to 20%	10% to 20%	20% to 50%	10% to 20%
Cost
Balance at 12/31/2019	734	1,099	3,065	2,560	1,729	1,260	9,564	1,335	21,346
Acquisitions	457	1	37	39	59	77	976	70	1,716
Disposals	(38)	(27)	(79)	(327)	(30)	(104)	(471)	(25)	(1,101)
Exchange variation	—	4	20	191	29	83	152	12	491
Transfers	(596)	—	196	303	79	4	10	—	(4)
Other (2)	6	25	(85)	84	(3)	65	(1,984)	15	(1,877)
Balance at 12/31/2020	563	1,102	3,154	2,850	1,863	1,385	8,247	1,407	20,571
Depreciation
Balance at 12/31/2019	—	—	(1,823)	(1,755)	(1,147)	(909)	(7,536)	(983)	(14,153)
Depreciation expenses	—	—	(81)	(285)	(147)	(82)	(777)	(122)	(1,494)
Disposals	—	—	50	320	25	94	418	22	929
Exchange variation	—	—	(4)	(103)	(19)	(52)	(117)	(12)	(307)
Other (2)	—	—	8	(62)	30	(64)	1,639	(13)	1,538
Balance at 12/31/2020	—	—	(1,850)	(1,885)	(1,258)	(1,013)	(6,373)	(1,108)	(13,487)
Impairment
Balance at 12/31/2019	—	—	—	—	—	—	(27)	—	(27)
Increase	—	—	(3)	(112)	(2)	(3)	—	—	(120)
Reversals	—	—	—	—	—	—	—	—	—
Balance at 12/31/2020	—	—	(3)	(112)	(2)	(3)	(27)	—	(147)
Book value
Balance at 12/31/2020	563	1,102	1,301	853	603	369	1,847	299	6,937

(1)	The contractual commitments for purchase of the fixed assets totaled R$ 36, achievable by 2024 (Note 32b 3.2—Off balance commitments).
(2)	Includes the total amount of R$ 54 related to the hyperinflationary adjustment for Argentina.

		Real estate		Other fixed assets
Fixed Assets	Fixed assets under construction	Land	Buildings	Improvements	Installations		Furniture and equipment		Data processing systems (1)		Other (communication, security and transportation)		Total
Annual depreciation rates			4%	10%	10% to 2	0%	10% to 2	0%	20% to 5	0%	10% to 2	0%
Cost
Balance at 12/31/2018	556	1,084	3,111	2,487	1,988		1,209		9,328		1,253		21,016
Acquisitions	473	14	38	60	10		68		868		90		1,621
Disposals	—	(8)	(30)	(97)	(10)		(7)		(534)		(5)		(691)
Exchange variation	(1)	—	(6)	(16)	(6)		(12)		(34)		(1)		(76)
Transfers	(278)	—	107	130	27		—		14		—		—
Other (2)	(16)	9	(155)	(4)	(280)		2		(78)		(2)		(524)
Balance at 12/31/2019	734	1,099	3,065	2,560	1,729		1,260		9,564		1,335		21,346
Depreciation
Balance at 12/31/2018	—	—	(1,929)	(1,670)	(1,290)		(834)		(7,128)		(863)		(13,714)
Depreciation expenses	—	—	(79)	(191)	(136)		(87)		(1,043)		(126)		(1,662)
Disposals	—	—	21	94	8		6		483		4		616
Exchange variation	—	—	5	8	4		6		21		1		45
Other (2)	—	—	159	4	267		—		131		1		562
Balance at 12/31/2019	—	—	(1,823)	(1,755)	(1,147)		(909)		(7,536)		(983)		(14,153)
Impairment
Balance at 12/31/2018	—	—	—	—	—		—		—		—		—
Increase	—	—	—	—	—		—		(27)		—		(27)
Reversals	—	—	—	—	—		—		—		—		—
Balance at 12/31/2019	—	—	—	—	—		—		(27)		—		(27)
Book value
Balance at 12/31/2019	734	1,099	1,242	805	582		351		2,001		352		7,166

(1)
Includes financial lease contracts, mainly related to data processing equipment, which are accounted for as financial lease operations. Assets and the liabilities are recognized in the Financial Statements.

(2)	Includes the total amount of R$ 67 related to the hyperinflationary adjustment for Argentina.